Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	(25.00%)	(26.00%)	(11.00%)
Additional tax deduction	4.00%	6.00%	(25.00%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(4.00%)	(5.00%)	8.00%
Expired tax loss			4.00%
Others			(1.00%)